Trade receivable (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade receivable
Total	¥ 32,582	$ 4,580	¥ 120,541
Within 3 months
Trade receivable
Total	¥ 17,488		16,462
Trade receivable period	3 months
Between 3 months and 6 months
Trade receivable
Total	¥ 1,961		890
Between 3 months and 6 months | Minimum
Trade receivable
Trade receivable period	3 months
Between 3 months and 6 months | Maximum
Trade receivable
Trade receivable period	6 months
Between 6 months and 1 year
Trade receivable
Total	¥ 0		0
Between 6 months and 1 year | Minimum
Trade receivable
Trade receivable period	6 months
Between 6 months and 1 year | Maximum
Trade receivable
Trade receivable period	1 year
More than 1 year
Trade receivable
Total	¥ 13,133		¥ 103,189
Trade receivable period	1 year